Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of revenue by region

€ millions	2021	2020	2019
Germany	4,343	4,015	3,948
Rest of EMEA	8,246	8,052	8,158
EMEA	12,589	12,067	12,105
United States	8,870	9,110	9,085
Rest of Americas	2,099	1,996	2,109
Americas	10,969	11,106	11,194
Japan	1,301	1,305	1,180
Rest of APJ	2,984	2,859	3,074
APJ	4,285	4,165	4,254
 SAP Group	27,842	27,338	27,553

Schedule of major revenue classes by region

€ millions	Cloud Revenue			Cloud and Software Revenue

	2021	2020	2019	2021	2020	2019
EMEA	3,308	2,608	2,115	10,931	10,364	10,211
Americas	4,894	4,439	3,945	9,348	9,239	9,172
APJ	1,217	1,033	872	3,798	3,625	3,629
 SAP Group	9,418	8,080	6,933	24,078	23,228	23,012

Schedule of reconciliation of activities impacting contract liabilities

€ billions	2021
 1/1/2021[1]	4.0
Increases resulting from billing and invoices becoming due	8.8
Decreases resulting from satisfaction of performance obligations	-9.0
Other[2]	0.6
 12/31/2021	4.4

[1] The prior year number was reduced by €0.2 billion to conform to the presentation requirement regarding payments received in advance for cancelable contracts. The corresponding balance is presented in the line “Trade and other payables.”

[2] Other includes, for example, the impact of foreign currency translation and business acquisition.